Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill by Operating Segments

The changes in the carrying amounts of goodwill by operating segments for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Millions of Yen
	Digital Entertainment	Health & Fitness	Gaming & Systems	Total
Goodwill, at cost	¥15,182	¥6,568	¥125	¥21,875
Accumulated impairment charges	—	—	—	—

Balance at March 31, 2012	¥15,182	¥6,568	125	¥21,875

Foreign currency translation adjustment	59	—	—	59

Goodwill, at cost	¥15,241	¥6,568	¥125	¥21,934
Accumulated impairment charges	—	—	—	—

Balance at March 31, 2013	¥15,241	¥6,568	¥125	¥21,934

Foreign currency translation adjustment	44	—	—	44
Impairment charges for goodwill	—	(2,031)	—	(2,031)

Goodwill, at cost	¥15,285	¥6,568	¥125	¥21,978
Accumulated impairment charges	—	(2,031)	—	(2,031)

Balance at March 31, 2014	¥15,285	¥4,537	¥125	¥19,947

Intangible Assets Acquired in Connection with Acquisitions of Other Businesses

Identifiable intangible assets at March 31, 2013 and 2014 primarily representing intangible assets acquired in connection with acquisitions of other businesses consisted of the following:

	March 31, 2013 Millions of Yen
	Cost	Accumulated amortization	Carrying amount
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥(823)	¥759
Customer relationships	418	(314)	104
Patents	1,418	(191)	1,227
Trademarks	355	(40)	315
Distribution and merchandising rights	1,194	(109)	1,085
Others	115	(26)	89

Total amortized identifiable intangible assets	¥5,082	¥(1503)	¥3,579

Identifiable intangible assets with an indefinite life:
Trademarks			¥31,653
Gaming licenses			353
Memberships			6,640

Total unamortized identifiable intangible assets			38,646

Total identifiable intangible assets			¥42,225

	March 31, 2014 Millions of Yen
	Cost	Accumulated amortization	Carrying amount
Identifiable intangible assets subject to amortization:
Franchise and other contracts	¥1,582	¥(939)	¥643
Customer relationships	418	(372)	46
Patents	1,418	(275)	1,143
Trademarks	355	(58)	297
Distribution and merchandising rights	1,307	(280)	1,027
Others	126	(66)	60

Total amortized identifiable intangible assets	¥5,206	¥(1,990)	¥3,216

Identifiable intangible assets with an indefinite life:
Trademarks			¥29,080
Gaming licenses			343
Memberships			6,640

Total unamortized identifiable intangible assets			36,063

Total identifiable intangible assets			¥39,279

Schedule of Estimated Amortization Expense for Intangible Assets	The estimated amortization expense for the following years is as follows:

Millions of Yen
Year ending March 31,
2015	¥461
2016	391
2017	381
2018	381
2019	377